LONG-TERM DEBT AND CREDIT FACILITIES - Credit Facilities (Details) - USD ($)		3 Months Ended			9 Months Ended
	Feb. 01, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Feb. 07, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Repayment of credit facility		$ 0	$ 0		$ 0	$ 70,000,000
February 2016 Four Year Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit term	4 years
Maximum borrowing capacity	$ 100,000,000						$ 250,000,000	$ 170,000,000
Accordion feature	150,000,000							$ 80,000,000
February 2016 Four Year Credit Facility, Letters of Credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,000,000	$ 3,000,000			$ 3,000,000
Four Year Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit term	4 years
Maximum borrowing capacity	$ 500,000,000
Repayment of credit facility				$ 70,000,000
Other Letters of Credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 400,000